FT Vest U.S. Equity Buffer & Digital Return ETF - January Expense Example, No Redemption - FT Vest U.S. Equity Buffer & Digital Return ETF - January - FT Vest U.S. Equity Buffer & Digital Return ETF - January
Oct. 16, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	$ 271